Long Term Debt - Equipment Financing (Details) - CSC build-to-suit equipment financing, net of discount	12 Months Ended
Dec. 31, 2018
Debt instrument
Debt term	3 years
Implied interest rate (as a percent)	5.40%
Effective interest rate (as a percent)	14.90%
Purchase option amount of the build-to-suit equipment, expressed as a percentage of the initial financed amount	23.00%